RETIREMENT BENEFIT OBLIGATIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) country item	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Amount recognised on the balance sheet – liability	$ (163)	$ (136)
Amount recognised on the balance sheet – asset	133	106
Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	$ (30)	(30)
Pension plans
Disclosure of defined benefit plans [line items]
Number of countries | country	14
Number of major defined benefit plans | item	2
Pension plans | Minimium
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	1.30%
Minimum funding requirement period	7 years
Pension plans | Maximum
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	66.70%
Pension plans | Funded plans
Disclosure of defined benefit plans [line items]
Funded	$ 79	65
Pension plans | United Kingdom | Funded plans
Disclosure of defined benefit plans [line items]
Funded	82	75
Pension plans | United States of America | Funded plans
Disclosure of defined benefit plans [line items]
Funded	47	27
Pension plans | Other | Funded plans
Disclosure of defined benefit plans [line items]
Funded	(50)	(37)
Pension plans | Other | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	(94)	(79)
Retirement Healthcare | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	$ (15)	$ (16)